Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property, plant and equipment	¥ 1,636,938	¥ 1,482,193
Sales or disposals of property, plant and equipment	976,175	764,146
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property, plant and equipment	242,976	251,576
Sales or disposals of property, plant and equipment	¥ 21,982	¥ 29,340